Commitments and contingencies (Details Narrative) - 6 months ended Jun. 30, 2025	USD ($)	MYR (RM)
Defined Benefit Plan Disclosure [Line Items]
Interest Costs Incurred	$ 937,353
Tumpuan Megah [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest Costs Incurred	$ 30,745	RM 130,000